Consolidated Statements of Financial Position	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 CAD ($)
Current assets
Cash and cash equivalents	$ 12,608,704	$ 30,482,269
Short-term investments	40,115,000	0
Taxes receivable	17,498,525	13,110,777
Other receivables	783,490	340,917
Prepaid expenses	3,015,115	2,855,677
Due from related party	0	50,000
Total current assets	74,020,834	46,839,640
Non-current assets
Long-term prepaid expenses	168,792	0
Property, plant and equipment	384,728	304,866
Investment	1,297,098	0
Exploration and evaluation assets	162,731,725	118,789,742
Total non-current assets	164,582,343	119,094,608
Total assets	238,603,177	165,934,248
Current liabilities
Accounts payable and accrued liabilities	6,175,346	10,127,266
Due to related party	280,505	21,875
Total liabilities	6,455,851	10,149,141
SHAREHOLDERS' EQUITY
Share capital	237,460,259	163,972,960
Reserves	30,324,553	23,691,609
Accumulated other comprehensive gain/(loss)	9,465,293	(368,411)
Deficit	(45,102,779)	(31,511,051)
Total shareholders' equity	232,147,326	155,785,107
Total liabilities and shareholders' equity	$ 238,603,177	$ 165,934,248